Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of net income per share
Net income	$ 3,503	$ 3,934	$ 3,681	$ 3,785	$ 3,002	$ 3,964	$ 4,284	$ 3,660	$ 14,903		$ 14,910		$ 14,231
Weighted-average common shares outstanding									14,346		14,438		14,386
Basic earnings per share	$ 0.25	$ 0.27	$ 0.26	$ 0.26	$ 0.21	$ 0.27	$ 0.30	$ 0.25	$ 1.04	[1]	$ 1.03	[1]	$ 0.99	[1]
Common stock equivalents due to effect of stock options									123		116		99
Total weighted-average common shares and equivalents									14,469		14,555		14,484
Diluted earnings per share	$ 0.25	$ 0.27	$ 0.25	$ 0.26	$ 0.21	$ 0.27	$ 0.29	$ 0.25	$ 1.03	[1]	$ 1.02	[1]	$ 0.98	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2010 to reflect a six-for five stock split paid on May 16, 2011.